Transactions with Affiliates (Schedule of Affiliated Transactions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Transportation revenues	$ 47.5	$ 95.7
Storage revenues	26.2	53.2
Other revenues	0.2	0.3
Operating and maintenance expense	52.9	123.2
Interest expense	29.3	62.0
Interest income	2.5	0.7
Accounts receivable	0.0	180.0
Current portion of long-term debt-affiliated	0.0	115.9
Short-term borrowings	15.0	0.0
Accounts payable	0.0	53.6
Long-term debt-affiliated	$ 0.0	$ 1,472.8
Predecessor
Related Party Transaction [Line Items]
Transportation revenues			$ 94.1
Storage revenues			53.6
Other revenues			0.3
Operating and maintenance expense			118.6
Interest expense			37.9
Interest income			$ 0.7